PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                       FOR THE PERIOD FROM JANUARY 1, 2000
                              THROUGH JUNE 30, 2000

                          PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS

                               SEMI ANNUAL REPORT
                       FOR THE PERIOD FROM JANUARY 1, 2000
                              THROUGH JUNE 30, 2000
                                   (UNAUDITED)



                                    CONTENTS

          Statement of Assets, Liabilities and Partners' Capital..............1

          Statement of Operations.............................................2

          Statement of Changes in Partners' Capital - Net Assets..............3

          Notes to Financial Statements.......................................4

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------
ASSETS
Investments in funds, at value (Cost $504,650,000)                 $651,112,720
Cash and cash equivalents                                            11,447,574
Dividend receivable                                                      58,052
Prepaid assets                                                           12,172
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        662,630,518
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Management fee                                                        506,364
  Interests repurchased, not settled                                    372,020
  Administration expense                                                192,379
  Professional fees                                                      72,020
  Miscellaneous fees                                                      9,678
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     1,152,461
--------------------------------------------------------------------------------

NET ASSETS                                                         $661,478,057
--------------------------------------------------------------------------------

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                              $519,914,362
Accumulated net investment loss                                      (4,899,025)
Accumulated net unrealized appreciation on investments              146,462,720
--------------------------------------------------------------------------------

PARTNERS' CAPITAL - NET ASSETS                                     $661,478,057
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                       FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends                                                           $   150,347
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 150,347
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                        2,790,375
Administration expense                                                  276,707
Professional fees                                                        87,375
Miscellaneous                                                            43,597
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                              3,198,054
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (3,047,707)
--------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS

Net change in unrealized appreciation from investments
   during the period                                                 33,895,514
--------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS                                     33,895,514
--------------------------------------------------------------------------------

INCREASE IN PARTNERS' CAPITAL
              DERIVED FROM OPERATIONS                               $30,847,807
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                 PERIOD FROM
                                                                  PERIOD FROM    APRIL 1, 1999
                                                               JANUARY 1, 2000  (COMMENCEMENT OF
                                                               TO JUNE 30, 2000  OPERATIONS) TO
                                                                 (UNAUDITED)    DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES

Net investment loss                                             $ (3,047,707)    $ (1,851,318)
Change in unrealized appreciation from investments                33,895,514      112,567,206
-------------------------------------------------------------------------------------------------

INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM OPERATIONS                               30,847,807      110,715,888
-------------------------------------------------------------------------------------------------
PARTNERS' CAPITAL TRANSACTIONS

Capital contributions from Limited Partners                      256,955,400      273,965,586
Capital withdrawals from Limited Partners                         (8,502,075)               -

Capital contributions from General Partner                                 -        1,000,000
Capital withdrawals from General Partner                          (3,575,388)               -
Allocation to General Partner from Limited Partner withdrawals        70,839

-------------------------------------------------------------------------------------------------

INCREASE IN PARTNERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                            244,948,776      274,965,586
-------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT BEGINNING OF PERIOD                         385,681,474                -
-------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT END OF PERIOD                              $661,478,057    $ 385,681,474
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     PW TECHNOLOGY PARTNERS,L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

1. ORGANIZATION

   PW Technology Partners, L.P. (the "Fund") was organized as a limited partnership under the laws of Delaware on December 28, 1998. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment partnerships (collectively, the "Investment Funds"), in which the Fund invests as a limited partner along with other investors. Operations of the Fund commenced on April 1, 1999.

   The General Partner of the Fund is PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company. The Manager is an indirect wholly-owned subsidiary of Paine Webber Group Inc., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund's General Partner, to the fullest extent permitted by applicable law, has irrevocably delegated to a group of individuals (the "Directors") its rights and powers to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

   Initial and additional subscriptions for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any subscription for interests in the Fund. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Partners. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Partners twice in each year, in June and December, and intends to recommend the making of an offer to repurchase interests effective December 2000. Limited Partners can only transfer or assign their partnership interests with the approval of the Manager.

   At the Fund's initial tender on March 31, 2000, Limited Partners withdrew $8,502,075 from the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that

                                                     PW TECHNOLOGY PARTNERS,L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

   Cash and cash equivalents consist of monies invested in money market funds and are accounted for at cost plus accrued interest as reported by the money market funds.

   a. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

   Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

   b. FUND EXPENSES

   The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors and Limited Partners.

                                                     PW TECHNOLOGY PARTNERS,L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   c. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Fund. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the General Partner's capital account (the "Fee"). The Fee is debited against the Limited Partners' capital accounts. A portion of the Fee will be paid by PWFA to its affiliates. PaineWebber Inc. acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent.

   The increase in partners' capital derived from operations is initially allocated to the capital accounts of all Partners on a pro-rata basis. In accordance with the Partnership Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e. the period commencing on the admission of a Limited Partner to the Fund, and thereafter each period commencing on the day following the last Measuring Period and ending generally on the first to occur of (1) a fiscal year-end or
   (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Limited Partner. The Performance Bonus is equal to 1% of the balance of the Limited Partner's capital account at the end of the Measurement Period, provided that such appreciation (net of any Performance Bonus) exceeds the Limited Partner's threshold return. The threshold return is the amount that a Limited Partner would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted.

   The tender at March 31, 2000 generated a Performance Bonus of $70,839, which was recorded as an increase to the General Partner's capital account.

   Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

                                                     PW TECHNOLOGY PARTNERS,L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the Administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the Administrator's expenses.

4. SECURITIES TRANSACTIONS

   Aggregate purchases of Investment Funds for the period ended June 30, 2000, amounted to $231,640,000.

   At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized appreciation on investments was $146,462,720, consisting of $146,462,720 gross unrealized appreciation.

5. INVESTMENTS

   As of June 30, 2000, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2000.

         Investment Objective           Cost            Fair Value
         --------------------           ----            ----------
           Long/Short Equity         $504,650,000      $651,112,720


   The following table lists the Fund's investments in Investment Funds as of June 30, 2000. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from one to two years from initial investment.

                                                     PW TECHNOLOGY PARTNERS,L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

5. INVESTMENTS (CONTINUED)

                                                                                               % of Fund's
                                             Cost           Income           Fair Value           Capital
Investment Fund:

Bowman Technology Fund, LP *              $114,950,000      $ 30,697,000      $145,647,000         22.0
Camelot Capital, LP                         66,840,000        10,489,572        77,329,572         11.7
Galleon Partners II, LP                    119,250,000        33,757,884       153,007,884         23.1
Intrepid Capital, LP                         4,000,000           184,044         4,184,044          0.6
Owenoke Associates, LP                      23,000,000         9,157,000        32,157,000          4.9
PAW Partners, LP                            81,000,000        24,726,974       105,726,974         16.0
Pequot Technology Perennial Fund, LP        95,610,000        37,450,246       133,060,246         20.1
                                          ------------      ------------      ------------         ----
Total                                     $504,650,000      $146,462,720      $651,112,720         98.4

Other Assets, less Liabilities                                                  10,365,337          1.6
                                                                              ------------        -----
Partners' Capital - Net Assets                                                $661,478,057        100.0


* Bowman Technology Fund, LP's name changed during the period from Spinnaker Technology Fund, LP

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps.

                                                     PW TECHNOLOGY PARTNERS,L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                     PERIOD ENDED    PERIOD ENDED
                                                     JUNE 30, 2000  DECEMBER 31, 1999
                                                     -------------  -----------------

   Ratio of net investment loss to average net assets    -1.14*        -1.38%*
   Ratio of expenses to average net assets                1.19%*        1.41%*
            Total return                                  9.05%**      50.96%**

*  Annualized.
** Total return assumes a purchase of a limited partnership interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year is not annualized.

8. SUBSEQUENT EVENTS

   Effective July 1, 2000, the Fund received capital contributions from existing partners of approximately $2,795,490 and initial capital contributions of approximately $9,977,541.